Fair value measurements - Carrying amounts and fair values of financial instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Assets
Derivative assets	$ 36,913	$ 81,770
Liabilities
Derivative liabilities	89,457	15,440
Carrying value
Assets
Cash and cash equivalents	2,696,068	1,209,226
Restricted cash	150,081	192,356
Loans receivable	579,996	595,640
Notes receivable	305,572	401,989
Derivative assets	36,913	81,770
Investments, at fair value	25,235	75,496
Assets, carrying value	3,793,865	2,556,477
Liabilities
Debt	46,356,428	45,537,495
Derivative liabilities	89,457	15,440
Liabilities, carrying value	46,445,885	45,552,935
Fair value
Assets
Cash and cash equivalents	2,696,068	1,209,226
Restricted cash	150,081	192,356
Loans receivable	613,499	625,191
Notes receivable	305,572	401,989
Derivative assets	36,913	81,770
Investments, at fair value	25,235	75,496
Assets, carrying value	3,827,368	2,586,028
Liabilities
Debt	45,261,026	43,770,740
Derivative liabilities	89,457	15,440
Liabilities, carrying value	45,350,483	43,786,180
Fair value | Level 1
Assets
Cash and cash equivalents	2,696,068	1,209,226
Restricted cash	150,081	192,356
Loans receivable	0	0
Notes receivable	0	0
Derivative assets	0	0
Investments, at fair value	25,235	75,496
Assets, carrying value	2,871,384	1,477,078
Liabilities
Debt	0	0
Derivative liabilities	0	0
Liabilities, carrying value	0	0
Fair value | Level 2
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Loans receivable	0	0
Notes receivable	0	0
Derivative assets	36,913	81,770
Investments, at fair value	0	0
Assets, carrying value	36,913	81,770
Liabilities
Debt	45,261,026	43,770,740
Derivative liabilities	89,457	15,440
Liabilities, carrying value	45,350,483	43,786,180
Fair value | Level 3
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Loans receivable	613,499	625,191
Notes receivable	305,572	401,989
Derivative assets	0	0
Investments, at fair value	0	0
Assets, carrying value	919,071	1,027,180
Liabilities
Debt	0	0
Derivative liabilities	0	0
Liabilities, carrying value	$ 0	$ 0